Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023	Oct. 01, 2022	Oct. 02, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE

As required by Item 402(v) of Regulation S-K, we disclose the following information about the relationship between the executive compensation actually paid by the Company and the Company’s performance on select financial metrics. For further information about the Company's pay philosophy, including its relationship to Company performance, please refer to the Compensation Discussion and Analysis beginning on page 17.

Year	Summary Compensation Table Total for First PEO(1)	Summary Compensation Table Total for Second PEO(1)	Compensation Actually Paid to First PEO(2)	Compensation Actually Paid to Second PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)(6)	Adjusted EBITDA (millions)(7)
							Total Shareholder Return (TSR)(4)	Peer Group Total Shareholder Return(5)
(a)	(b)(1)	(b)(2)	(c)(1)	(c)(2)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$10,187,189	n/a	$8,171,164	n/a	$1,862,270	$2,450,340	$332.15	$196.22	$207	$476
2023	6,015,785	2,252,909	4,620,741	2,882,604	1,676,308	2,042,164	184.42	136.02	171	401
2022	n/a	4,030,668	n/a	3,747,172	1,572,066	1,560,229	113.60	122.27	155	354
2021	n/a	5,397,096	n/a	4,087,161	1,509,488	1,535,269	121.49	129.60	157	329
	Total Shareholder Return (“TSR”) represents the cumulative investment return of an initial fixed $100 investment in Moog A stock during the period commencing on October 3, 2020 and ending on the last day of the covered fiscal year, assuming dividend reinvestment.Reflects net income for the covered fiscal year, as reported in our Annual Report on Form 10-K for such year.(7)Adjusted EBITDA is defined as reported earnings before interest, tax, depreciation and amortization excluding, but not limited to, the impacts of non-operating events and the gain or loss on asset sales.
Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	During 2024, Mr. Roche served as Moog’s Principal Executive Officer (“PEO”). During 2023, both Mr. Roche and Mr. Scannell served as PEO. Mr. Roche (“First PEO”) served as CEO beginning on February 1, 2023 and Mr. Scannell (“Second PEO”) served as Chairman and CEO in 2021, 2022 and through January 31, 2023. The dollar amount reported in column (b)(1) reflects the total compensation reported for the First PEO, the dollar amounts reported in column (b)(2) reflect the total compensation reported for the Second PEO and the dollar amounts reported in column (d) reflect the average total compensation reported for the Company’s non-PEO NEOs in the Summary Compensation Table for each fiscal year. The PEO(s) and non-PEO NEOs for each fiscal year are:

Year	First PEO	Second PEO	Non-PEO NEOs
2024	Pat Roche	n/a	Jennifer Walter, Mark J. Trabert, Michael Schaff, Mark Graczyk
2023	Pat Roche	John R. Scannell	Jennifer Walter, Mark J. Trabert, Maureen M. Athoe, Paul Wilkinson
2022	n/a	John R. Scannell	Jennifer Walter, Pat Roche, Mark J. Trabert, Maureen M. Athoe
2021	n/a	John R. Scannell	Jennifer Walter, Mark J. Trabert, Maureen M. Athoe, Pat Roche

Peer Group Issuers, Footnote	The peer group used for this purpose is the S&P Aerospace & Defense Index.
Adjustment To PEO Compensation, Footnote	The dollar amount reported in column (c)(1) represents the compensation actually paid to the First PEO and the dollar amounts reported in column (c)(2) represent the compensation actually paid to the Second PEO, as computed in accordance with SEC rules. The following adjustments were made to the PEOs’ total compensation for each fiscal year to determine the compensation actually paid:

Name / Year	Summary Compensation Table Total for PEOs	Grant Date Fair Value of Awards Granted During Year(a)	Equity Award Adjustments(b)	Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments(c)	Compensation Actually Paid to PEOs
Pat Roche
2024	$10,187,189	$(2,322,512)	$5,608,241	$(5,568,507)	$266,753	$8,171,164
2023	6,015,785	(1,772,181)	2,557,148	(2,269,517)	89,506	4,620,741
John R. Scannell
2023	$2,252,909	$(107,738)	$1,853,783	$(1,116,350)	$—	$2,882,604
2022	4,030,668	(2,000,015)	1,716,519	—	—	3,747,172
2021	5,397,096	(1,750,210)	2,177,037	(1,736,762)	—	4,087,161
(a)Represents total of the amount reported in the "Stock Awards" and "Option Awards" columns of the Summary Compensation Table for the covered fiscal year.
(b)In accordance with SEC rules, the fair values of outstanding and unvested equity awards were recalculated as of the end of each fiscal year and the fair values of vested equity awards were recalculated as of each vesting date for each fiscal year, as set forth in the table below. The assumptions used for determining fair value shown in this table do not differ materially from those used to determine the fair values disclosed as of the grant date of such awards. The equity award adjustments for each fiscal year were calculated by adding or deducting the following amounts:

Name / Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Change in Year over Year Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Year over Year Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
Pat Roche
2024	$3,006,574	$2,037,401	$—	$564,266	$—	$—	$5,608,241
2023	2,062,392	369,866	—	126,468	(1,578)	—	2,557,148
John R. Scannell
2023	$—	$1,139,489	$107,738	$615,461	$(8,905)	$—	$1,853,783
2022	1,777,968	(58,882)	—	84,684	(87,251)	—	1,716,519
2021	1,856,107	113,451	—	207,479	—	—	2,177,037
	(c)The total pension benefit adjustments for each fiscal year were calculated by aggregating the service costs. There were no prior service costs. Mr. Scannell’s service cost for fiscal 2023, 2022 and 2021 was zero, as the service cap of 25 years had been exceeded for his DB SERP benefit. Mr. Scannell's benefit was growing with service in ERP, but the ERP benefit was an offset to the DB SERP benefit.
Non-PEO NEO Average Total Compensation Amount	$ 1,862,270	$ 1,676,308	$ 1,572,066	$ 1,509,488
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,450,340	2,042,164	1,560,229	1,535,269
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average compensation actually paid to the non-PEO NEOs, as computed in accordance with SEC rules. The following adjustments were made to the non-PEO NEOs’ average total compensation for each fiscal year to determine the compensation actually paid, using the same methodology described in (2):

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Grant Date Fair Value of Awards Granted During Year(a)	Average Equity Award Adjustments(b)	Average Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(c)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$1,862,270	$(480,073)	$1,181,387	$(130,641)	$17,397	$2,450,340
2023	1,676,308	(440,905)	855,816	(74,123)	25,067	2,042,164
2022	1,572,066	(487,554)	418,424	—	57,293	1,560,229
2021	1,509,488	(365,057)	457,886	(123,465)	56,417	1,535,269
(a)Represents the average total of the amount reported in the "Stock Awards" and "Option Awards" columns of the Summary Compensation Table for the covered fiscal year for the non-PEO NEOs.
(b)The average equity award adjustments for each fiscal year were calculated by adding or deducting the following amounts:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Change in Year over Year Average Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Year over Year Average Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Awards Adjustments
2024	$621,495	$356,321	$—	$203,571	$—	$—	$1,181,387
2023	462,636	221,929	43,376	129,735	(1,860)	—	855,816
2022	433,422	(12,375)	—	17,780	(20,403)	—	418,424
2021	387,145	23,999	—	46,742	—	—	457,886
(c)The average pension benefit adjustments for each fiscal year were calculated by aggregating the average service costs. There were no average prior service costs.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Company TSR

The following graph reflects the compensation actually paid to the First PEO and the Second PEO and the average compensation actually paid to the Company’s non-PEO NEOs compared to the Company's TSR and the peer group's TSR over the last four reported fiscal years. The Company’s executive compensation generally aligns with our TSR performance.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income

The following graph reflects the compensation actually paid to the First PEO and the Second PEO and the average compensation actually paid to the Company’s non-PEO NEOs compared to the Company's net income over the last four reported fiscal years. The Company’s executive compensation generally moves directionally with our net income.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted EBITDA

The following graph reflects the compensation actually paid to the First PEO and the Second PEO and the average compensation actually paid to the Company’s non-PEO NEOs compared to the Company's Adjusted EBITDA over the last four reported fiscal years. While the Company employs additional financial and non-financial measures to evaluate performance for compensatory purposes, the Company has determined that Adjusted EBITDA represents the most important financial performance measure to link compensation actually paid to Company performance during the most recently reported fiscal year. The Company utilizes Adjusted EBITDA as the sole performance metric to determine performance against established targets for its annual STI plan, as it measures our executives’ success at increasing the operational profitability of the business.

Tabular List, Table
Financial Performance Measures

The Company’s executive compensation program is designed to reward both short-term and long-term success and to align executives’ financial interests with the interests of shareholders. The financial performance measures used within the Company’s incentive plans are selected to support these objectives. The most important financial performance measures linking compensation actually paid to company performance for the most recently completed fiscal year are as follows:

Most Important Financial Performance Measures
Adjusted EBITDA
Sales
Adjusted Operating Margin

Total Shareholder Return Amount	$ 332.15	184.42	113.60	121.49
Peer Group Total Shareholder Return Amount	196.22	136.02	122.27	129.60
Net Income (Loss)	$ 207,000,000	$ 171,000,000	$ 155,000,000	$ 157,000,000
Company Selected Measure Amount	476,000,000	401,000,000	354,000,000	329,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Operating Margin
Pat Roche [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,187,189	$ 6,015,785
PEO Actually Paid Compensation Amount	$ 8,171,164	4,620,741
PEO Name	Pat Roche
John R. Scannell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		2,252,909	$ 4,030,668	$ 5,397,096
PEO Actually Paid Compensation Amount		$ 2,882,604	3,747,172	4,087,161
PEO Name		John R. Scannell
PEO | Pat Roche [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,568,507)	$ (2,269,517)
PEO | Pat Roche [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	266,753	89,506
PEO | Pat Roche [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,322,512)	(1,772,181)
PEO | Pat Roche [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,608,241	2,557,148
PEO | Pat Roche [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,006,574	2,062,392
PEO | Pat Roche [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,037,401	369,866
PEO | Pat Roche [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Pat Roche [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	564,266	126,468
PEO | Pat Roche [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,578)
PEO | Pat Roche [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | John R. Scannell [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,116,350)	0	(1,736,762)
PEO | John R. Scannell [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | John R. Scannell [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(107,738)	(2,000,015)	(1,750,210)
PEO | John R. Scannell [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,853,783	1,716,519	2,177,037
PEO | John R. Scannell [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	1,777,968	1,856,107
PEO | John R. Scannell [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,139,489	(58,882)	113,451
PEO | John R. Scannell [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		107,738	0	0
PEO | John R. Scannell [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		615,461	84,684	207,479
PEO | John R. Scannell [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(8,905)	(87,251)	0
PEO | John R. Scannell [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(130,641)	(74,123)	0	(123,465)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,397	25,067	57,293	56,417
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(480,073)	(440,905)	(487,554)	(365,057)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,181,387	855,816	418,424	457,886
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	621,495	462,636	433,422	387,145
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	356,321	221,929	(12,375)	23,999
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	43,376	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	203,571	129,735	17,780	46,742
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,860)	(20,403)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0